                         SUPPLEMENT DATED APRIL 1, 1997
                        TO PROSPECTUS DATED JULY 22, 1996
                                       OF
                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated July 22, 1996, as supplemented to date, for the Class A Shares and Class B Shares of the INCOME, VALUE, BALANCED, GROWTH AND CAPITAL GROWTH PORTFOLIOS of the Sierra Asset Management Portfolios (the "Trust") is amended and supplemented as follows:

In the section "THE PORTFOLIOS IN DETAIL -- SIERRA SERVICES, SIERRA ADVISORS, THEIR AFFILIATES AND THE PORTFOLIOS' SERVICE PROVIDERS -- INVESTMENT ADVISOR OF THE PORTFOLIOS" on page 54, add the following paragraph after the second paragraph:

         On March 6, 1997, Great Western Financial Corporation ("Great Western"), the indirect parent of Sierra Services, the Portfolios' investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a financial services company, announced that they had entered into an Agreement and Plan of Merger providing for the merger of Great Western with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). Subject to the satisfaction or waiver of certain conditions, including the receipt of necessary shareholder and regulatory approvals, it is anticipated that the Merger would close in the third quarter of 1997. Following the Merger, Sierra Services would be an indirect subsidiary of Washington Mutual. The Merger was announced following the announcement by H.F. Ahmanson ("Ahmanson") of an unsolicited proposal for the merger of Great Western and Ahmanson, which proposal was subsequently revised and is outstanding.

In the section "THE INVESTMENT ADVISOR AND INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS -- INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS" under the heading "VAN KAMPEN" on page 56, add the following two paragraphs after the first paragraph:

         On February 5, 1997, Morgan Stanley Group Inc. ("Morgan Stanley") and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management. Morgan Stanley is the indirect parent of Van Kampen American Capital Management Inc. ("Van Kampen"), investment sub-advisor to Sierra Prime Income Fund.

         Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

             SHAREHOLDERS OF THE SIERRA TRUST FUNDS SHOULD REFER TO
                       THE INFORMATION ON THE OTHER SIDE

                         SUPPLEMENT DATED APRIL 1, 1997
                        TO PROSPECTUS DATED JULY 22, 1996
                                       OF
                       SIERRA ASSET MANAGEMENT PORTFOLIOS
                                  P.O. BOX 5118
                       WESTBORO, MASSACHUSETTS 01581-5118

The Prospectus, dated July 22, 1996, as supplemented to date, for the Class A Shares and Class B Shares of the INCOME, VALUE, BALANCED, GROWTH AND CAPITAL GROWTH PORTFOLIOS of the Sierra Asset Management Portfolios (the "Trust") is amended and supplemented as follows:

In the section "THE PORTFOLIOS IN DETAIL -- SIERRA SERVICES, SIERRA ADVISORS, THEIR AFFILIATES AND THE PORTFOLIOS' SERVICE PROVIDERS -- INVESTMENT ADVISOR OF THE PORTFOLIOS" on page 54, add the following paragraph after the second paragraph:

         On March 6, 1997, Great Western Financial Corporation ("Great Western"), the indirect parent of Sierra Services, the Portfolios' investment advisor, and Washington Mutual, Inc. ("Washington Mutual"), a financial services company, announced that they had entered into an Agreement and Plan of Merger providing for the merger of Great Western with and into a wholly-owned subsidiary of Washington Mutual (the "Merger"). Subject to the satisfaction or waiver of certain conditions, including the receipt of necessary shareholder and regulatory approvals, it is anticipated that the Merger would close in the third quarter of 1997. Following the Merger, Sierra Services would be an indirect subsidiary of Washington Mutual. The Merger was announced following the announcement by H.F. Ahmanson ("Ahmanson") of an unsolicited proposal for the merger of Great Western and Ahmanson, which proposal was subsequently revised and is outstanding.

In the section "THE INVESTMENT ADVISOR AND INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS -- INVESTMENT SUB-ADVISORS OF THE UNDERLYING FUNDS" under the heading "VAN KAMPEN" on page 56, add the following two paragraphs after the first paragraph:

        On February 5, 1997, Morgan Stanley Group Inc. ("Morgan Stanley") and Dean Witter, Discover & Co. announced that they had entered into an Agreement and Plan of Merger to form Morgan Stanley, Dean Witter, Discover & Co. Dean Witter, Discover & Co. is a financial services company with three major businesses: full service brokerage, credit services and asset management. Morgan Stanley is the indirect parent of Van Kampen American Capital Management Inc. ("Van Kampen"), investment sub-advisor to Sierra Prime Income Fund.

        Subject to certain conditions being met, it is currently anticipated that the transaction will close in mid-1997. Thereafter, Van Kampen will be an indirect subsidiary of Morgan Stanley, Dean Witter, Discover & Co.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    24751 (4/97)